Income And Expenses	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Income And Expenses
19. INCOME AND EXPENSES

In thousands of euro	2020	2019	2018
A. Other income

Government grants	1,023	1,865	1,138
Gain on disposal of fixed assets	6	546	—
Gain from modification of lease	1,036	64	—
Other income	297	108	29

Total other income	2,362	2,583	1,167

B. Other expenses
Impairment of receivable	(6)	—
Loss on disposal of fixed assets	(5)	(5)	—
Other charges	(6,842)	(6,906)	(13)

Total other expenses	(6,853)	(6,911)	(13)

Government grants recognised in other income relate to grants received from Innovate UK, which is part of UK research and innovation, a non-departmental
public body which is funded by the UK government (see note 16).
Other charges relate to fees that do not fall within the normal operating activity of the Group. These expenses relate to underwriter fees for the fund raising that occurred in October 2020.

In thousands of euro	2020	2019	2018
C. Expenses by nature
Depreciation	(9,652)	(4,770)	(2,120)
Impairment of intangible assets and receivable	(391)	(4,972)	(9,347)
Wages and salaries	(31,754)	(14,260)	(8,466)
Consultancy fees	(11,667)	(4,547)	(1,718)
Contractors	(1,535)	(2,241)	(1,316)
Rent and property utilities	(4,691)	(2,820)	(2,666)
Legal fees	(5,362)	(633)	(311)
Employee share scheme	(9,326)	—	—
Raw material and consumables	(9,683)	(5,107)	(1,640)
Marketing	(1,676)	(535)	(938)
Recruitment fees	(1,183)	(1,447)	(597)
Travel expenses and accommodation	(1,003)	(2,365)	(1,137)
Fees payable to the Company’s auditors for the 2020 audit of the Company’s annual accounts	(1,224)	—	—
Fees payable to the Company’s auditors for the prior year audits of the Company’s annual accounts	(1,809)	(393)	(111)
Fees payable to the Company’s auditors for other services	(272)	(154)	(90)
Other	(2,243)	(3,269)	(1,878)

Total cost of administrative, research and development and impairment expenses	(93,471)	(47,513)	(32,335)

An amount of EUR 3,429,000 (2019: EUR 1,043,000, 2018: EUR 279,000) of depreciation has been capitalised as it formed part of the costs directly attributable to assets under construction.